Supplemental consolidated statements of income information - Summary of other operating expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Gain on transfer of a portion of shares of Sony Payment Services	[1]		¥ (19,763)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net		¥ (18,426)	(6,905)	¥ (4,318)
(Gain) loss on sale, disposal or impairment of assets, net	[2]	16,102	(4,675)	(417)
Other		(6,917)	1,939	(7,286)
Total		¥ (9,241)	¥ (29,404)	¥ (12,021)

[1]	Refer to Note 8.
[2]	Refer to Notes 9 and 11.